Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY HEREFORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Jun. 29, 2015
Retail | Fidelity Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fhst_SupplementTextBlock	Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, and Fidelity Treasury Only Money Market Fund
June 29, 2015
Prospectus

The following information replaces the similar information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3 and page 9, respectively.

  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

The following information supplements information for Fidelity Government Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Government securities and repurchase agreements for those securities.

The following information replaces the similar information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 3 and page 9, respectively.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

The following information replaces the similar information for Fidelity Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 6.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information supplements information for Fidelity Treasury Only Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 9.

In addition, the Adviser normally invests at least 80% of the fund's assets in U.S. Treasury securities.